Earning per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Diluted Earnings Per Share [Abstract]
Schedule of Diluted Earnings Per Share	The table below details potentially outstanding shares on a fully diluted basis that were not included in the calculation of diluted earnings per share for the periods presented:
	Nine Months Ended September 30,
	2023	2022
Shares issuable upon exchange of Exchangeable Shares	12,476	14,284
Shares of common stock issuable upon conversion of convertible notes	13,466,543	2,354,268
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	2,173,913
2022 Unit Offering – Underwriter Warrants	108,696	108,696
Unvested restricted stock units	6,498	730
Unvested restricted stock awards	—	334
Total	16,058,816	4,942,916
The table below details potentially outstanding shares on a fully diluted basis that were not included in the calculation of diluted earnings per share:
	Year Ended December 31,
	2022	2021
Shares issuable upon exchange of Exchangeable Shares	14,284	15,465
Warrants
2019 Public Warrants	290,690	290,690
2022 Unit Offering – Common Warrants	2,173,913	—
2022 Unit Offering – Underwriter Warrants	108,696	—
Unvested restricted stock units	11,086	34,189
Unvested restricted stock awards	334	1,620
Shares of common stock issuable upon conversion of convertible notes	3,086,890	624,220
Total	5,685,893	966,184